Invested and working capital, Right of Use Asset (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Right of Use Asset [Abstract]
Right of use asset	$ 202	$ 245	$ 232
Reconciliation of the movement [Abstract]
Opening balance	245	232	221
Additions	161	194	173
Disposals	0	0	(133)
Amortisation expense	(206)	(169)	(34)
Foreign exchange translation difference	2	(12)	5
Closing balance	202	245	232
At Cost [Member]
Right of Use Asset [Abstract]
Right of use asset	356	352	349
Reconciliation of the movement [Abstract]
Opening balance	352	349
Closing balance	356	352	349
Accumulated Amortisation [Member]
Right of Use Asset [Abstract]
Right of use asset	(154)	(107)	(117)
Reconciliation of the movement [Abstract]
Opening balance	(107)	(117)
Closing balance	$ (154)	$ (107)	$ (117)